Exhibit 99.11 Schedule 3

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED		110492	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA
REDACTED		110421	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA
REDACTED		110390	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Refinance	No Cash Out - Borrower Initiated
REDACTED		110425	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Refinance	Cash Out - Other
REDACTED	110409	D	A	D	A	A	A	A	A	Closed	FCRE6019	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. please waive.  we did 6 loans for this buyer and they are a US Citizen.  Wrong citizenship was accidentally marked on this loan.  corrected 1003 attached.   - Seller-<<REDACTED DATE>>
Open-Borrower 1 Citizenship Documentation Is Missing The file contains a copy of the borrower's driver's license but no verification of the borrower's residency.  Acceptable Documentation to Support the Borrower’s Legal Status are Borrower has a Social Security Number (SSN) and a current verified status, which may be documented by a valid employment authorization card or a valid Visa and Social Security Number (SSN).  The file does not include a valid visa or employment authorization.
- Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. please waive. we did <<REDACTED>> loans for this buyer and they are a US Citizen. Wrong citizenship was accidentally marked on this loan. corrected 1003 attached. - Seller-<<REDACTED DATE>>
																								Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
REDACTED		110489	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Refinance	Cash Out - Other
REDACTED		110407	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Refinance	No Cash Out - Borrower Initiated
REDACTED		110498	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Refinance	No Cash Out - Borrower Initiated
REDACTED	110434	D	A	D	A	D	A	C	A	Closed	FCOM1233	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-<<REDACTED DATE>>
Resolved- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. 1003 corrected to add fourth dependent - Seller-<<REDACTED DATE>>
Open-The Final 1003 is Incomplete Borrower is financing two loans, however number of dependents listed on 1003 for the two loans differ. See below.
<<REDACTED>> - 4 dependents
<<REDACTED>> - 3 dependents

																						- Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. 1003 corrected to add fourth dependent - Seller-<<REDACTED DATE>>	Resolved-The Final 1003 is Present - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	ATR/QM: Not Applicable	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA	N/A	N/A
REDACTED	110434	D	A	D	A	D	A	C	A	Closed	FCRE1333	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 WVOE Missing	Resolved-Borrower 1 WVOE Provided - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. While the guidelines state that FNMA 1005 “should” be used, it is not a requirement to verify income paid to the borrower.    Included (and now attached as well) were the year end paycheck from both 2021 and 2022 reflecting how much the borrower earned in bonus each year.  In addition, the letter detailing when the borrower is paid bonus is signed by the President of the company.  Finally, there is a VVOE obtained by NP which reflects the borrower started his position in 2015.

The documentation presented in the file is sufficient to accurately calculate income.
 - Seller-<<REDACTED DATE>>
Open-Borrower 1 WVOE Missing Lender qualified borrower with monthly wage and bonus income received yearly. There is insufficient  evidence in file for  bonus income of $33,043.90, though letter of explanation - pg 773 explains the income, however, a confirmation from the employer through WVOE about the continuity of the bonus income as well as the exact yearly income earned in previous years is required to verify the bonus income.

Per guidelines dated 6/15/2023 , pg 72
Income and employment for wage-earners or salaried borrowers may be obtained via direct written verification from the borrower’s employer (FNMA Form 1005). The verification should be signed by a member of the company’s human resource department or one of the business owners or officers. At a minimum, the verification must include the borrower’s name, position, dates of employment, and base salary - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. While the guidelines state that FNMA 1005 “should” be used, it is not a requirement to verify income paid to the borrower. Included (and now attached as well) were the year end paycheck from both <<REDACTED DATE>> and <<REDACTED DATE>> reflecting how much the borrower earned in bonus each year. In addition, the letter detailing when the borrower is paid bonus is signed by the President of the company. Finally, there is a VVOE obtained by NP which reflects the borrower started his position in<<REDACTED DATE>>.

The documentation presented in the file is sufficient to accurately calculate income.
 - Seller-<<REDACTED DATE>>
																								Resolved-Borrower 1 WVOE Provided - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	ATR/QM: Not Applicable	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA	N/A	N/A
REDACTED	110434	D	A	D	A	D	A	C	A	Closed	FPRO1253	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Data	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation or Additional Valuation is present or Not Required (CU Score is '') - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Revised appraisal and SSR were done. CU score is now 1.5. - Seller-<<REDACTED DATE>>
Open-Secondary Valuation or Additional Valuation has not been entered per securitization requirements and CU Score, if present, is greater than 2.5 CU score is 3.0 and no other secondary appraisal doc in file  pg 1370. Per guidelines,
The Appraisal Review product can be waived if the loan is submitted to Collateral Underwriter and receives a FNMA SSR score of 2.5 or lower.
The Appraisal Review Process requires a secondary appraisal product to support the appraisal value for the transaction. Acceptable review products include:
• Clear Capital Desk Review (must contain a value and comparative sales data to support the valuation result),
• Field Review
																						• Second Full Appraisal (appraisals must be completed by different, independent appraisers and the lower of the two appraised values used to determine value) - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Revised appraisal and SSR were done. CU score is now 1.5. - Seller-<<REDACTED DATE>>	Resolved-Secondary Valuation or Additional Valuation is present or Not Required (CU Score is '') - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	ATR/QM: Not Applicable	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA	N/A	N/A
REDACTED	110435	D	B	D	B	D	A	A	A	Closed	FCRE1333	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 WVOE Missing	Resolved-Borrower 1 WVOE Provided - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. While the guidelines state that FNMA 1005 “should” be used, it is not a requirement to verify income paid to the borrower.    Included (and now attached as well) were the year end paycheck from both <<REDACTED DATE>> and <<REDACTED DATE>>reflecting how much the borrower earned in bonus each year.  In addition, the letter detailing when the borrower is paid bonus is signed by the President of the company.  Finally, there is a VVOE obtained by <<REDACTED>> which reflects the borrower started his position in <<REDACTED DATE>>.

The documentation presented in the file is sufficient to accurately calculate income.
 - Seller-<<REDACTED DATE>>
Open-Borrower 1 WVOE Missing Lender qualified borrower with monthly wage and bonus income received yearly. There is insufficient  evidence in file for  bonus income of <<REDACTED>>, though letter of explanation - pg 887 explains the income, however, a confirmation from the employer through WVOE about the continuity of the bonus income as well as the exact yearly income earned in previous years is required to verify the bonus income.

Per guidelines dated 6/15/2023 , pg 72
Income and employment for wage-earners or salaried borrowers may be obtained via direct written verification from the borrower’s employer (FNMA Form 1005). The verification should be signed by a member of the company’s human resource department or one of the business owners or officers. At a minimum, the verification must include the borrower’s name, position, dates of employment, and base salary - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. While the guidelines state that FNMA 1005 “should” be used, it is not a requirement to verify income paid to the borrower. Included (and now attached as well) were the year end paycheck from both<<REDACTED DATE>>and <<REDACTED DATE>> reflecting how much the borrower earned in bonus each year. In addition, the letter detailing when the borrower is paid bonus is signed by the President of the company. Finally, there is a VVOE obtained by NP which reflects the borrower started his position in <<REDACTED DATE>>.

The documentation presented in the file is sufficient to accurately calculate income.
 - Seller-<<REDACTED DATE>>
																								Resolved-Borrower 1 WVOE Provided - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	ATR/QM: Not Applicable	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA	N/A	N/A
REDACTED	110435	D	B	D	B	D	A	A	A	Closed	FCOM1233	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. 1003 corrected to show four dependents - Seller-<<REDACTED DATE>>
Open-The Final 1003 is Incomplete Borrower is financing two loans, however number of dependents listed on 1003 for the two loans differ. See below.
<<REDACTED>> - 4 dependents
<<REDACTED>>- 3 dependents

																						- Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. 1003 corrected to show four dependents - Seller-<<REDACTED DATE>>	Resolved-The Final 1003 is Present - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	ATR/QM: Not Applicable	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA	N/A	N/A
REDACTED	110435	D	B	D	B	D	A	A	A	Closed	FCRE5790	REDACTED	REDACTED	Acknowledged	2 - Non-Material	C	B	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Acknowledged- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Please downgrade, credit refresh is only one day over requirement, borrower has a credit score of 788 - Seller-<<REDACTED DATE>>
																						Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Gap report exceeds 10 days from closing. Gap report date is <<REDACTED DATE>> and closing date <<REDACTED DATE>> is which makes 11 days. Per guidelines 6/15/2023, pg 61, 'A credit refresh report is required within 10 days of closing'. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Please downgrade, credit refresh is only one day over requirement, borrower has a credit score of 788 - Seller-<<REDACTED DATE>>			<<REDACTED>>		ATR/QM: Not Applicable	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA	Investor Post-Close	No
REDACTED		110497	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Refinance	No Cash Out - Borrower Initiated
REDACTED	110432	C	A	A	A	C	A	A	A	Closed	finding-3631	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-COC attached to other condition - Seller-<<REDACTED DATE>>
																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. INITIAL LE DATED <<REDACTED DATE>>, REFLECTS RECORDING FEE'S IN THE AMOUNT OF $<<REDACTED>>. FINAL CD DATED <<REDACTED DATE>>, REFLECTS RECORDING FEE'S IN THE AMOUNT OF <<REDACTED>>, AN INCREASE OF <<REDACTED DATE>>. NO COC OR REINBURSTMENT REFLECTING THE RECORDING FEE'S INCREASE IN FILE. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-COC attached to other condition - Seller-<<REDACTED DATE>>	Resolved- - Due Diligence Vendor-<<REDACTED DATE>>				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	110432	C	A	A	A	C	A	A	A	Closed	finding-3632	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. INITIAL LE DATED <<REDACTED DATE>>, REFLECTS RECORDING FEE'S IN THE AMOUNT OF <<REDACTED>>. FINAL CD DATED <<REDACTED DATE>>, REFLECTS RECORDING FEE'S IN THE AMOUNT OF <<REDACTED>>, AN INCREASE OF <<REDACTED>> NO COC OR REINBURSTMENT REFLECTING THE RECORDING FEE'S INCREASE IN FILE. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Resolved- - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	110432	C	A	A	A	C	A	A	A	Closed	finding-3635	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved- - Due Diligence Vendor-<<REDACTED DATE>>
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (<<REDACTED>>) exceed the comparable charges <<REDACTED>> by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-COC attached to other condition - Seller-<<REDACTED DATE>>
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (<<REDACTED>>) exceed the comparable charges (<<REDACTED>>) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). INITIAL LE DATED <<REDACTED DATE>>, REFLECTS RECORDING FEE'S IN THE AMOUNT OF<<REDACTED>>. FINAL CD DATED <<REDACTED DATE>>, REFLECTS RECORDING FEE'S IN THE AMOUNT OF <<REDACTED>>, AN INCREASE OF<<REDACTED>>. NO COC OR REINBURSTMENT REFLECTING THE RECORDING FEE'S INCREASE IN FILE. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-COC attached to other condition - Seller-<<REDACTED DATE>>	Resolved- - Due Diligence Vendor-<<REDACTED DATE>>				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A
REDACTED		110427	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA
REDACTED		110422	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA
REDACTED		110504	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA
REDACTED		110426	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Second Home	Purchase	NA
REDACTED		110505	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA
REDACTED	110451	D	B	D	B	A	A	A	A	Closed	FCRE5782	REDACTED	REDACTED	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Acknowledged-Gap credit report dated after closing date. Downgraded to a B/Acknowleged on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>
Acknowledged- - Due Diligence Vendor-<<REDACTED DATE>>
Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
Open-Borrower 1 Gap Credit Report is Missing Guidelines require that a gap credit report within 10 days of the closing date. The file does not include a gap credit report. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Acknowledged-Gap credit report dated after closing date. Downgraded to a B/Acknowleged on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>
 Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
																											<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Second Home	Refinance	Cash Out - Other	Originator Post-Close	No
REDACTED	110450	D	B	D	B	A	A	A	A	Closed	FCRE5783	REDACTED	REDACTED	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Acknowledged-Gap credit report is dated after closing date. Downgraded to a B on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>
Acknowledged- - Due Diligence Vendor-<<REDACTED DATE>>
Resolved-Borrower 2 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
Ready for Review-Document Uploaded.  - Seller-<<REDACTED DATE>>
Open-Borrower 2 Gap Credit Report is Missing Missing gap credit report. Per guidelines, A credit refresh report is required within 10 days of closing.<<REDACTED DATE>> pg 58 - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>> Ready for Review-Document Uploaded. - Seller-<<REDACTED DATE>>	Acknowledged-Gap credit report is dated after closing date. Downgraded to a B on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>
 Resolved-Borrower 2 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
																											<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	Originator Post-Close	No
REDACTED	110450	D	B	D	B	A	A	A	A	Closed	FCRE5782	REDACTED	REDACTED	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Acknowledged-Credit refresh is dated after closing date, rating downgraded to a B on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>
Acknowledged- - Due Diligence Vendor-<<REDACTED DATE>>
Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
Open-Borrower 1 Gap Credit Report is Missing Missing gap credit report. Per guidelines, A credit refresh report is required within 10 days of closing. <<REDACTED DATE>>pg 58 - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Acknowledged-Credit refresh is dated after closing date, rating downgraded to a B on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>
 Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
																											<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	Originator Post-Close	No
REDACTED	110412	D	B	D	B	A	A	A	A	Closed	FCRE1440	REDACTED	REDACTED	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Acknowledged- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
Open-Housing History Does Not Meet Guideline Requirements Missing housing history documentation. According to final 1003, borrower lives in a rented apartment and pay <<REDACTED>> monthly, however no evidence of rent payments in file.
Per guidelines, dated 3/23/2023 pg  59, Mortgage and rental payments not reflected on the original credit report must be documented via an institutional Verification of Rent or Verification of Mortgage (VOR/VOM). A combined total of all late mortgage and rental payments in the past 12 months must be used to determine the housing history.
																						If the borrower is making payments to an individual or interested party, 12 months of cancelled checks or bank statements must be obtained. A VOR/VOM is not required but may be requested for clarification. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>			<<REDACTED>>	<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	Originator Post-Close	Yes
REDACTED	110412	D	B	D	B	A	A	A	A	Closed	FCRE5782	REDACTED	REDACTED	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Acknowledged-Gap credit report is not within 10 days of closing date. - Due Diligence Vendor-<<REDACTED DATE>>
Acknowledged- - Due Diligence Vendor-<<REDACTED DATE>>
Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
Open-Borrower 1 Gap Credit Report is Missing Missing gap credit report. Per guidelines dated 3/23/2023 pg 58, A credit refresh report is required within 10 days of closing. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Acknowledged-Gap credit report is not within 10 days of closing date. - Due Diligence Vendor-<<REDACTED DATE>>
 Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
																											<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	Originator Post-Close	No
REDACTED	110412	D	B	D	B	A	A	A	A	Closed	FCRE1501	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Total Qualified Assets for Reserves Post-Close of $139438.83 is equal to or greater than Total Required Reserve Amount of $<<REDACTED>> - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
Open-Total Qualified Assets for Reserves Post-Close of <<REDACTED >> is less than Total Required Reserve Amount of <<REDACTED>>Missing asset documentation and therefore loan does not meet the required 6 months reserves.

Per guidelines dated 3/23/23 pg 91, Assets must be verified with one of the following:
• Most recent one-months’ account statements, or most recent quarterly account statement, indicating opening and closing balances
o Supporting documentation should be obtained for single, unexplained deposits that exceed 50% of the borrower’s gross monthly qualifying income for the loan.
• When using business assets for reserves/down-payment, large deposits are not required to be sourced with the exception being that if Bank Statements are being used under an Alt Doc program, deposits greater than 50% of the average gross deposits over a 12- month period must be sourced
o Documentation of large deposits is not required on refinance transactions
• If account summary page provides the required information, additional pages are not required.
• Written Verification of Deposit (VOD), completed by the financial institution
o Large disparities between the current balance and the opening balances will require additional verification or supporting documentation
• Account statements must provide all of the following information:
o Borrower as the account holder
92
o Account number
o Statement date and time period covered
																						o Current balance in US dollars - Due Diligence Vendor<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Resolved-Total Qualified Assets for Reserves Post-Close of $<<REDACTED>> is equal to or greater than Total Required Reserve Amount of $<<REDACTED>> Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	110412	D	B	D	B	A	A	A	A	Closed	FCRE1333	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 WVOE Missing	Resolved- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
																						Open-Borrower 1 WVOE Missing WVOE in file is blank. No income information in the copy provided. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>				<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	110412	D	B	D	B	A	A	A	A	Closed	FCRE1437	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-VOE uploaded should resolve this.  per client:   Please refer to income worksheet of loan package,  we used <<REDACTED>>base income and <<REDACTED>> commission income, due to <<REDACTED DATE>>commission income being the lowest.
In this case <<REDACTED>>should be the correct amount to qualify the loan.
 - Seller-<<REDACTED DATE>>
Open-Income and Employment Do Not Meet Guidelines Loan file is missing income documentation. According to income worksheet in file, pg 366, lender calculated income for year <<REDACTED DATE>>,<<REDACTED DATE>> and<<REDACTED DATE>>YTD as follows : <<REDACTED>>, $<<REDACTED>> and $<<REDACTED>>. Income amount used to qualify per 1008 is $<<REDACTED>>. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-VOE uploaded should resolve this. per client: Please refer to income worksheet of loan package, we used $<<REDACTED>> base income and $<<REDACTED>> commission income, due to <<REDACTED DATE>>commission income being the lowest.
In this case <<REDACTED>> should be the correct amount to qualify the loan.
 - Seller-<<REDACTED DATE>>
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	110394	C	A	C	A	A	A	A	A	Closed	FCRE1148	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of <<REDACTED>> is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
																						Open-Title Coverage Amount of $<<REDACTED>> is Less than Total Amount of Subject Lien(s) There is no Policy amount on the Title and no supplemental Title provided. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Resolved-Title Coverage Amount of <<REDACTED>> is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
REDACTED		110436	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA
REDACTED	110410	C	B	C	B	A	A	A	A	Closed	FCRE5790	REDACTED	REDACTED	Acknowledged	2 - Non-Material	C	B	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Acknowledged-Exception received to not require gap credit report. Finding acknowleged & downgraded to B on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>
Acknowledged- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
																						Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). The most recent gap credit report on file is dated <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Acknowledged-Exception received to not require gap credit report. Finding acknowleged & downgraded to B on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>		<<REDACTED>>	<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA	Originator Post-Close	No
REDACTED	110410	C	B	C	B	A	A	A	A	Closed	FCRE5791	REDACTED	REDACTED	Acknowledged	2 - Non-Material	C	B	Credit	Closing	Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Acknowledged-Exception received to not require gap credit report. Finding acknowleged & downgraded to B on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>
Acknowledged- - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller<<REDACTED DATE>>
																						Open-Borrower 2 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). The most recent gap credit report on file is dated <<REDACTED DATE>>. - Due Diligence Vendor<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Acknowledged-Exception received to not require gap credit report. Finding acknowleged & downgraded to B on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>		<<REDACTED>>	<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA	Originator Post-Close	Yes
REDACTED		110484	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA
REDACTED		110423	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	<<REDACTED>>	<<REDACTED>>	Investment	Purchase	NA
REDACTED	110494	D	A	D	A	A	A	A	A	Closed	FCRE1201	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
Open-Missing Third Party Fraud Report There was no fraud report found in the file.
																						- Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	110494	D	A	D	A	A	A	A	A	Closed	FCRE6416	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Gap credit report within 10 days of close	Resolved-Gap Credit Report Within 10 Days of Closing is Provided - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-<<REDACTED DATE>>
Ready for Review-Credit refresh for both borrowers with completion date of<<REDACTED DATE>> is  in file. - Seller-<<REDACTED DATE>>
Open-Missing for Borrower 1 and 2 - both are needed - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Document Uploaded. - Seller-<<REDACTED DATE>>
 Ready for Review-Credit refresh for both borrowers with completion date of <<REDACTED DATE>> is  in file. - Seller-<<REDACTED DATE>>
																								Resolved-Gap Credit Report Within 10 Days of Closing is Provided - Due Diligence Vendor-<<REDACTED DATE>>			<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	110430	D	A	D	A	A	A	A	A	Closed	FCRE5782	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Please see UDM section. - Seller-<<REDACTED DATE>>
																						Open-Borrower 1 Gap Credit Report is Missing The most recent credit report on file is dated <<REDACTED DATE>>; the loan closed on <<REDACTED DATE>>. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Please see UDM section. - Seller-<<REDACTED DATE>>	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-08/12/2023			<<REDACTED>>	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	<<REDACTED>>	<<REDACTED>>	Primary Residence	Purchase	NA	N/A	N/A